Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Cash and Cash Equivalents	$ 25,731	$ 26,480	$ 22,766	$ 25,930	$ 23,677	$ 21,526
Restricted Cash and Investments Held in Trust	126,951	107,072		99,716
Finance Receivables	1,739,540	1,634,622		1,495,340
Allowance for Credit Losses	(269,622)	(252,590)	(237,027)	(221,533)	(208,000)
Finance Receivables, net	1,469,918	1,382,032		1,273,807
Dealer Finance Receivables	74,753	40,956	5,473	24	0
Inventory	228,876	270,733		212,330
Property and Equipment, net	96,113	94,397		90,669
Investment in Subsidaires	0	0		0
Other Assets	57,313	67,447		64,353
Total Assets	2,079,655	1,989,117		1,766,829
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	18,581	17,346		9,759
Accrued Expenses and Other Liabilities	105,770	81,939		77,841
Portfolio Term Financings	989,206	1,049,478		782,634
Portfolio Warehouse Facilities	145,000	57,200		141,392
Senior Notes, Including Related Party Portion	198,392	198,320
Senior Secured Notes Payable	193,392	193,320		198,058
Other Secured Notes Payable	136,668	117,281		99,296
Total Liabilities	1,593,617	1,521,564		1,308,980
Total Shareholders' Equity	486,038	467,553		457,849	418,767	293,145
Total Liabilities & Shareholders' Equity	2,079,655	1,989,117		1,766,829
Eliminations
ASSETS:
Cash and Cash Equivalents	0	0	0	0	0	0
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	0	0		0
Other Assets	(2,294,850)	(1,736,027)		(1,556,671)
Total Assets	(2,294,850)	(1,736,027)		(1,556,671)
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	(2,294,850)	(1,736,027)		(1,556,671)
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	0	0		0
Total Liabilities	(2,294,850)	(1,736,027)		(1,556,671)
Total Shareholders' Equity	0	0		0
Total Liabilities & Shareholders' Equity	(2,294,850)	(1,736,027)		(1,556,671)
Drive Time Automotive Group, Inc. | Consolidated
ASSETS:
Cash and Cash Equivalents	3,842	7,424	9,231	3,469	3,910	943
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	228,876	270,733		212,330
Property and Equipment, net	72,924	70,668		67,579
Investment in Subsidaires	0	0		0
Other Assets	1,228,625	924,764		847,728
Total Assets	1,534,267	1,273,589		1,131,106
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	18,571	17,342		9,759
Accrued Expenses and Other Liabilities	1,168,888	897,986		788,954
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	99,196	99,160
Senior Secured Notes Payable				99,029
Other Secured Notes Payable	122,590	103,053		84,500
Total Liabilities	1,409,245	1,117,541		982,242
Total Shareholders' Equity	125,021	156,048		148,864
Total Liabilities & Shareholders' Equity	1,534,266	1,273,589		1,131,106
Drive Time Automotive Group, Inc. | Guarantor Subsidiaries Combined
ASSETS:
Cash and Cash Equivalents	3,327	6,937	9,145	2,869	3,588	790
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	228,876	270,733		212,330
Property and Equipment, net	72,924	70,668		67,579
Investment in Subsidaires	0	0		0
Other Assets	1,428,316	1,226,409		1,316,338
Total Assets	1,733,443	1,574,747		1,599,116
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	18,571	17,342		9,759
Accrued Expenses and Other Liabilities	1,270,241	1,006,791		904,341
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	111,321	91,320		84,500
Total Liabilities	1,400,133	1,115,453		998,600
Total Shareholders' Equity	333,309	459,294		600,516
Total Liabilities & Shareholders' Equity	1,733,442	1,574,747		1,599,116
Drive Time Automotive Group, Inc. | Non-Guarantor Subsidiaries
ASSETS:
Cash and Cash Equivalents	510	482	81	595	322	153
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	0	0		0
Other Assets	26,135	26,480		12,840
Total Assets	26,645	26,962		13,435
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	108	695		352
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	11,269	11,733		0
Total Liabilities	11,377	12,428		352
Total Shareholders' Equity	15,268	14,534		13,083
Total Liabilities & Shareholders' Equity	26,645	26,962		13,435
Drive Time Automotive Group, Inc. | DriveTime Automotive Group, Inc
ASSETS:
Cash and Cash Equivalents	5	5	5	5	0	0
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	348,577	473,828		613,599
Other Assets	480,864	383,689		242,936
Total Assets	829,446	857,522		856,540
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	605,229	602,314		608,647
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	99,196	99,160
Senior Secured Notes Payable				99,029
Other Secured Notes Payable	0	0		0
Total Liabilities	704,425	701,474		707,676
Total Shareholders' Equity	125,021	156,048		148,864
Total Liabilities & Shareholders' Equity	829,446	857,522		856,540
Drive Time Automotive Group, Inc. | Eliminations
ASSETS:
Cash and Cash Equivalents	0	0	0	0	0	0
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	(348,577)	(473,828)		(613,599)
Other Assets	(706,690)	(711,814)		(724,386)
Total Assets	(1,055,267)	(1,185,642)		(1,337,985)
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	(706,690)	(711,814)		(724,386)
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	0	0		0
Total Liabilities	(706,690)	(711,814)		(724,386)
Total Shareholders' Equity	(348,577)	(473,328)		(613,599)
Total Liabilities & Shareholders' Equity	(1,055,267)	(1,185,642)		(1,337,985)
DT Acceptance Corp | Consolidated
ASSETS:
Cash and Cash Equivalents	21,889	19,056	13,535	22,461	19,767	20,583
Restricted Cash and Investments Held in Trust	126,951	107,072		99,716
Finance Receivables	1,739,540	1,634,622		1,495,340
Allowance for Credit Losses	(269,622)	(252,590)		(221,533)
Finance Receivables, net	1,469,918	1,382,032		1,273,807
Dealer Finance Receivables	74,753	40,956		24
Inventory	0	0		0
Property and Equipment, net	23,189	23,729		23,090
Investment in Subsidaires	0	0		0
Other Assets	1,123,538	878,710		773,296
Total Assets	2,840,238	2,451,555		2,192,394
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	10	4		0
Accrued Expenses and Other Liabilities	1,231,732	919,980		845,558
Portfolio Term Financings	989,206	1,049,478		782,634
Portfolio Warehouse Facilities	145,000	57,200		141,392
Senior Notes, Including Related Party Portion	99,196	99,160
Senior Secured Notes Payable				99,029
Other Secured Notes Payable	14,078	14,228		14,796
Total Liabilities	2,479,222	2,140,050		1,883,409
Total Shareholders' Equity	361,017	311,505		308,985
Total Liabilities & Shareholders' Equity	2,840,239	2,451,555		2,192,394
DT Acceptance Corp | Guarantor Subsidiaries Combined
ASSETS:
Cash and Cash Equivalents	52	9	199	52	285	41
Restricted Cash and Investments Held in Trust	25,027	16,163		22,517
Finance Receivables	279	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	279	0		0
Dealer Finance Receivables	74,753	40,956		24
Inventory	0	0		0
Property and Equipment, net	5,457	5,807		4,085
Investment in Subsidaires	0	0		0
Other Assets	649,462	496,384		705,731
Total Assets	755,030	559,319		732,409
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	10	4		0
Accrued Expenses and Other Liabilities	726,350	521,476		647,665
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	1,681	1,774		2,135
Total Liabilities	728,041	523,254		649,800
Total Shareholders' Equity	26,989	36,065		82,609
Total Liabilities & Shareholders' Equity	755,030	559,319		732,409
DT Acceptance Corp | Non-Guarantor Subsidiaries
ASSETS:
Cash and Cash Equivalents	257	423	302	396	516	550
Restricted Cash and Investments Held in Trust	101,924	90,909		77,199
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	15,211	15,216		16,029
Investment in Subsidaires	0	0
Other Assets	1,455,383	1,352,295		1,176,065
Total Assets	1,572,775	1,458,843		1,269,689
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	6,459	6,703		6,148
Portfolio Term Financings	1,005,499	1,069,974		803,130
Portfolio Warehouse Facilities	145,000	57,200		141,392
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	12,397	12,454		12,661
Total Liabilities	1,169,355	1,146,331		963,331
Total Shareholders' Equity	403,421	312,512		306,358
Total Liabilities & Shareholders' Equity	1,572,776	1,458,843		1,269,689
DT Acceptance Corp | DriveTime Automotive Group, Inc
ASSETS:
Cash and Cash Equivalents	21,580	18,624	13,034	22,013	18,966	19,992
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	1,739,261	1,634,622		1,495,340
Allowance for Credit Losses	(269,622)	(252,590)		(221,533)
Finance Receivables, net	1,469,639	1,382,032		1,273,807
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	2,521	2,706		2,976
Investment in Subsidaires	430,410	348,577		388,967
Other Assets	1,129,613	887,248		783,441
Total Assets	3,053,763	2,639,187		2,471,204
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	2,593,550	2,228,522		2,063,190
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	99,196	99,160
Senior Secured Notes Payable				99,029
Other Secured Notes Payable	0	0		0
Total Liabilities	2,692,746	2,327,682		2,162,219
Total Shareholders' Equity	361,017	311,505		308,985
Total Liabilities & Shareholders' Equity	3,053,763	2,639,187		2,471,204
DT Acceptance Corp | Eliminations
ASSETS:
Cash and Cash Equivalents	0	0	0	0	0	0
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	(430,410)	(348,577)		(388,967)
Other Assets	(2,110,920)	(1,857,217)		(1,891,941)
Total Assets	(2,541,330)	(2,205,794)		(2,280,908)
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	(2,094,627)	(1,836,721)		(1,871,445)
Portfolio Term Financings	(16,293)	(20,496)		(20,496)
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	0	0		0
Total Liabilities	(2,110,920)	(1,857,217)		(1,891,941)
Total Shareholders' Equity	(430,410)	(348,577)		(388,967)
Total Liabilities & Shareholders' Equity	$ (2,541,330)	$ (2,205,794)		$ (2,280,908)